UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03504

UBS RMA Tax-Free Fund Inc.
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York		10019-6114
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management (US) Inc. 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)
Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant's telephone number, including area code:	212-882 5000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2005

Item 1.  Schedule of Investments

UBS RMA Tax-Free Fund Inc.

SCHEDULE OF INVESTMENTS — September 30, 2005 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

Municipal Bonds and Notes—92.69%
Alabama—3.28%
25,000	Alabama Special Care Facilities Financing Authority Mobile Revenue (Ascension Health Credit), Series B	A	2.750	25,000,000
13,675	Birmingham Refunding, Series A	A	2.760	13,675,000
10,900	Jefferson County Limited Obligation School, Series B	A	2.770	10,900,000
15,000	Jefferson County Sewer Revenue (Capital Improvement Warrants), Series A	A	2.760	15,000,000
11,265	Mobile Industrial Development Board, Dock and Wharf Revenue Refunding (Holnam, Inc. Project), Series A	A	2.730	11,265,000
8,700	Mobile Industrial Development Board, Dock and Wharf Revenue Refunding (Holnam, Inc. Project), Series B	A	2.750	8,700,000
12,700	Port City Medical Clinic Board Revenue (Infirmary Health Systems), Series A	A	2.730	12,700,000
14,875	University of Alabama Revenue (University Hospital), Series C	A	2.660	14,875,000
				112,115,000
Alaska—1.81%
30,000	Alaska Housing Finance Corp., Series A	A	2.790	30,000,000
22,920	Valdez Marine Terminal Revenue Refunding (BP Pipelines, Inc. Project), Series B	A	2.830	22,920,000
9,030	Valdez Marine Terminal Revenue Refunding (BP Pipelines, Inc. Project), Series C	A	2.830	9,030,000
				61,950,000
Arizona—1.83%
35,000	Apache County Industrial Development Authority (Tucson Electric Power Co.), Series 83C	A	2.750	35,000,000
11,200	Apache County Industrial Development Authority (Tucson Electric Power Co.), Series B	A	2.760	11,200,000
8,000	Apache County Industrial Development Authority (Tucson Electric Power Co.-Springerville Project)	A	2.750	8,000,000
8,200	Pima County Industrial Development Authority (Tucson Electric Power Co.-Irvington), Series A	A	2.760	8,200,000
				62,400,000
Colorado—3.20%
10,425	Colorado Educational and Cultural Facilities Authority Revenue (National Jewish Federation Board Program), Series A-4	A	2.810	10,425,000
15,000	Colorado Educational and Cultural Facilities Authority Revenue (National Jewish Federation Board Program), Series A-8	A	2.810	15,000,000
11,300	Colorado Educational and Cultural Facilities Authority Revenue (National Jewish Federation Board Program), Series B-1	A	2.810	11,300,000
300	Colorado Housing and Finance Authority, Housing Revenue (Multi-Family Class III), Series A-1	A	2.790	300,000
25,000	Denver City & County Certificates of Participation Refunding (Wellington E Web-C1)	A	2.700	25,000,000
8,260	East 470 Public Highway Authority Co. Revenue, Vehicle Registration Fee	A	2.770	8,260,000
9,000	Pitkin County Industrial Development Revenue Refunding (Aspen Skiing Co. Project), Series A	A	2.810	9,000,000
30,000	University of Colorado Hospital Authority Revenue, Series A	A	2.740	30,000,000
				109,285,000
Delaware—1.32%
25,000	Delaware Economic Development Authority Revenue (Hospital Billing), Series C	A	2.760	25,000,000
2,100	University of Delaware Revenue	A	2.810	2,100,000
16,350	University of Delaware Revenue, Series A	A	2.750	16,350,000
1,500	University of Delaware Revenue, Series B	A	2.820	1,500,000
				44,950,000
District of Columbia—2.29%
13,065	District of Columbia (Multi-Modal), Series A	A	2.790	13,065,000
5,620	District of Columbia Refunding, Series D	A	2.770	5,620,000
9,000	District of Columbia Revenue (Foundation for Jewish Campus Life)	A	2.750	9,000,000
25,000	District of Columbia Revenue (George Washington University), Series B	A	2.760	25,000,000
16,430	District of Columbia Revenue (Pooled Loan Program), Series A	A	2.750	16,430,000

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

9,100	District of Columbia, Series D-1	A	2.730	9,100,000
				78,215,000
Florida—3.79%
5,890	Dade County Industrial Development Authority (Dolphins Stadium Project), Series B	A	2.750	5,890,000
33,595	Dade County Water & Sewer Systems Revenue	A	2.730	33,595,000
6,980	Florida Housing Finance Agency, Multi-Family Housing Revenue (Housing Lakeside), Series B	A	2.800	6,980,000
12,275	Lakeland Educational Facilities Revenue (Florida Southern College Project)	A	2.740	12,275,000
12,900	Nassau County Pollution Control Revenue (Rayonier Project)	A	2.750	12,900,000
5,700	Palm Beach County Housing Finance Authority Revenue Refunding (Cotton Bay Apartments Project), Series D	A	2.750	5,700,000
6,400	Palm Beach County Housing Finance Authority Revenue Refunding (Mahogony Bay Apartments Project), Series C	A	2.750	6,400,000
45,965	Sunshine State Governmental Financing Commission Revenue	A	2.750 to 2.790	45,965,000
				129,705,000
Georgia—5.13%
6,000	Atlanta Airport General Revenue Refunding, Series C-3	A	2.750	6,000,000
46,770	Burke County Development Authority Pollution Control Revenue (Oglethorpe Power Corp.), Series A	A	2.760	46,770,000
10,000	De Kalb County Housing Authority, Multi-Family Housing Revenue Refunding (Post Walk Project)	A	2.740	10,000,000
15,935	De Kalb County Housing Authority, Multi-Family Housing Revenue Refunding (Wood Terrace Apartments Project)	A	2.780	15,935,000
15,000	Fulton County Development Authority Revenue (Boys & Girls Club of America)	A	2.750	15,000,000
27,600	Fulton County Housing Authority, Multi-Family Housing Revenue Refunding (Spring Creek Crossing)	A	2.750	27,600,000
15,000	Fulton County Tax Anticipation Notes	12/30/05	3.500	15,027,244
13,150	Gwinnett County Housing Authority, Multi-Family Housing Revenue (Post Court Project)	A	2.740	13,150,000
16,000	Municipal Electric Authority of Georgia (General Resolution Projects), Series C	A	2.680	16,000,000
10,000	Municipal Electric Authority of Georgia (Project One Subordination), Series D	A	2.680	10,000,000
				175,482,244
Illinois—9.19%
20,000	Chicago Metropolitan Water Reclamation District, Capital Improvement, Series E	A	2.750	20,000,000
7,000	Chicago Metropolitan Water Reclamation District Refunding, Series A	A	2.750	7,000,000
26,500	Chicago Metropolitan Water Reclamation District Refunding, Series B	A	2.750	26,500,000
22,745	Chicago (Neighborhoods Alive), Series 21-B	A	2.750	22,745,000
53,050	Chicago O’Hare International Airport Revenue, Series C	A	2.760	53,050,000
10,000	Chicago Refunding Project, Series D	A	2.750	10,000,000
16,020	Illinois Development Finance Authority, Multi-Family Housing Revenue Refunding (Orleans Illinois Project)	A	2.700	16,020,000
11,400	Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra)	A	2.750	11,400,000
7,800	Illinois Development Finance Authority Revenue (Evanston Northwestern), Series A	A	2.780	7,800,000
14,100	Illinois Development Finance Authority Revenue (Francis W. Parker School Project)	A	2.750	14,100,000
24,000	Illinois Development Finance Authority Revenue (St. Vincent De Paul Project), Series A	A	2.730	24,000,000
10,000	Illinois Educational Facilities Authority Revenue (ACI/Cultural Pooled Financing)	A	2.760	10,000,000
8,000	Illinois Health Facilities Authority Revenue (Pooled Loan), Series C	A	2.780	8,000,000
26,640	Illinois Health Facilities Authority Revenue Refunding (Advocate Healthcare), Series B	A	2.790	26,640,000
50,900	Illinois Toll & Highway Authority	A	2.730	50,900,000
6,000	University of Illinois University Revenues (Auxiliary Facilities Systems), Series B	A	2.740	6,000,000
				314,155,000

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

Indiana—3.66%
8,200	Indiana Educational Facilities Authority Revenue (University of Notre Dame)	A	2.600	8,200,000
13,815	Indiana Health Facility Financing Authority Hospital Revenue (Aces Rehabilitation Hospital)	A	2.750	13,815,000
11,000	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group), Series A-3	A	2.500	11,000,000
82,600	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group), Series B	A	2.730	82,600,000
9,640	Indianapolis Local Public Improvement Bond Bank Notes, Series F-2	A	2.730	9,640,000
				125,255,000
Iowa—1.11%
10,000	Iowa Finance Authority Health Care Facilities Revenue (Iowa Health Systems), Series B-3	A	2.750	10,000,000
10,000	Iowa Finance Authority Revenue (Wheaton Franciscan), Series B	A	2.730	10,000,000
18,100	Iowa Higher Education Loan Authority Revenue (Aces Education Loan Private College)	A	2.800	18,100,000
				38,100,000
Kentucky—1.47%
22,700	Kenton County Airport Board Special Facilities Revenue, Series B	A	2.820	22,700,000
6,405	Lexington-Fayette Urban County Government Educational Facilities Revenue (Sayre School)	A	2.810	6,405,000
13,675	Louisville & Jefferson County Visitors & Convention Community Refunding (Kentucky International Convention), Series B	A	2.780	13,675,000
7,490	Shelby County Lease Revenue, Series A	A	2.810	7,490,000
				50,270,000
Louisiana—0.85%
13,105	Louisiana Public Facilities Authority Revenue (College and University Equipment and Capital), Series A	A	2.790	13,105,000
16,100	South Louisiana Port Commission Marine Terminal Facilities Revenue (Occidental Petroleum)	A	2.760	16,100,000
				29,205,000
Maryland—3.48%
13,770	Baltimore County Revenue (Oak Crest Village, Inc. Project), Series A	A	2.750	13,770,000
18,475	Baltimore Industrial Development Authority (Baltimore Capital Acquisition)	A	2.770	18,475,000
28,900	Maryland Health & Higher Educational Facilities Authority (Pooled Loan Program), Series A	A	2.740	28,900,000
43,575	Maryland Health & Higher Educational Facilities Authority (Pooled Loan Program), Series B	A	2.750	43,575,000
14,162	Maryland Health & Higher Educational Facilities Authority (Pooled Loan Program), Series D	A	2.740	14,162,000
				118,882,000
Massachusetts—6.36%
11,000	Massachusetts Development Finance Agency Revenue (Draper Laboratory Issue)	A	2.710	11,000,000
15,510	Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System), Series P-1	A	2.750	15,510,000
14,650	Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System), Series P-2	A	2.750	14,650,000
19,890	Massachusetts State Refunding, Series A	A	2.760	19,890,000
24,850	Massachusetts Water Resources Authority Refunding (General Multi-Modal), Series B	A	2.750	24,850,000
43,800	Massachusetts Water Resources Authority Refunding (General Multi-Modal), Series C	A	2.750	43,800,000
25,000	Massachusetts Water Resources Authority Refunding (General Multi-Modal), Series D	A	2.750	25,000,000
25,000	Massachusetts Water Resources Authority, Series A	A	2.730	25,000,000
37,800	Route 3 North Transport Improvement Associates Lease Revenue (Demand Obligation Bond), Series B	A	2.750	37,800,000
				217,500,000
Michigan—1.24%
16,800	Michigan Housing Development Authority, Series 2000-A	A	2.790	16,800,000
5,400	Northville Township Economic Development Corp. Ltd., Obligation Revenue (Thrifty Northville, Inc. Project)	A	2.760	5,400,000

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)
20,315	University of Michigan Revenue Refunding (University Hospital), Series A	A	2.820	20,315,000
				42,515,000
Mississippi—0.53%
18,050	Harrison County Pollution Control Revenue (DuPont)	A	2.820	18,050,000
Missouri—1.83%
13,200	Missouri Health & Educational Facilities Authority Revenue (Assemblies of God College)	A	2.750	13,200,000
13,010	Missouri Health & Educational Facilities Authority Revenue (Barnes Hospital Project)	A	2.760	13,010,000
11,625	Missouri Health & Educational Facilities Authority Revenue (Washington University), Series A	A	2.810	11,625,000
9,800	Missouri Health & Educational Facilities Authority Revenue (Washington University), Series B	A	2.810	9,800,000
15,010	University of Missouri Revenue (University Systems Facilities), Series A	A	2.800	15,010,000
				62,645,000
Nebraska—0.33%
11,100	Nebhelp Increase Revenue (Multiple-Mode), Series E	A	2.790	11,100,000
Nevada—0.26%
9,000	Clark County Airport Improvement Revenue Refunding, Series A	A	2.740	9,000,000
New Hampshire—2.22%
7,200	Cheshire County Tax Anticipation Notes	12/29/05	3.650	7,213,755
8,950	Durham Tax Anticipation Notes	12/30/05	3.650	8,967,478
13,800	New Hampshire Business Finance Authority Resource Recovery Revenue (Wheelabrator), Series A	A	2.770	13,800,000
40,000	New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College Issue)	A	2.740	40,000,000
5,765	New Hampshire Higher Educational & Health Facilities Authority Revenue (Mary Hitchcock), Series 85-H	A	2.750	5,765,000
				75,746,233
New Mexico—0.09%
2,900	Hurley Pollution Control Revenue (Kennecott Santa Fe)	A	2.830	2,900,000
New York—0.29%
10,000	New York City, Subseries H-2	A	2.730	10,000,000
North Carolina—9.04%
9,800	Charlotte Certificates of Participation (Government Facilities Authority), Series F	A	2.750	9,800,000
68,680	Charlotte Water & Sewer Systems Revenue Refunding, Series C	A	2.730	68,680,000
20,600	Concord Utilities Systems Revenue Refunding, Series B	A	2.730	20,600,000
10,300	Fayetteville Public Works Commission Revenue Refunding, Series A	A	2.740	10,300,000
63,000	Mecklenburg County Certificates of Participation	A	2.730	63,000,000
11,760	North Carolina Educational Facility Finance Agency Revenue (Elon College)	A	2.750	11,760,000
6,250	North Carolina Educational Facility Finance Agency Revenue (Providence Day)	A	2.750	6,250,000
30,300	North Carolina Medical Care Community Health Care Facilities Revenue Refunding (Duke University Health Systems), Series C	A	2.730	30,300,000
10,000	North Carolina Medical Care Community Hospital Revenue (Aces-Pooled Equipment Financing Project)	A	2.750	10,000,000
16,550	North Carolina Medical Care Community Hospital Revenue (Baptist Hospitals Project)	A	2.760	16,550,000
15,000	North Carolina Refunding, Series B	A	2.650	15,000,000
21,050	North Carolina Refunding, Series C	A	2.730	21,050,000
25,750	Union County, Series A	A	2.720	25,750,000
				309,040,000
Ohio—3.87%
10,000	Butler County Capital Funding Revenue (CCAO Low Cost Capital), Series A	A	2.770	10,000,000
14,900	Cleveland-Cuyahoga County Port Authority Revenue (Euclid/93rd Garage Office)	A	2.780	14,900,000
18,900	Columbus Sewer Revenue Refunding	A	2.750	18,900,000
26,735	Franklin County Hospital Revenue Refunding (U.S. Health Corp.), Series A	A	2.740	26,735,000
10,400	Franklin County Hospital Revenue Subordinated (Doctors Ohio Health), Series B	A	2.750	10,400,000
7,220	Mahoning County Housing Revenue (Youngstown State University Project)	A	2.730	7,220,000

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

14,200	Ohio Air Quality Development Authority Revenue Refunding (Ohio Edison Project), Series A	A	2.750	14,200,000
29,900	Ohio Water Development Authority Revenue Refunding (Water Development Project)	A	2.750	29,900,000
				132,255,000
Oklahoma—0.06%
2,000	Oklahoma Industrial Authority Revenue Refunding (Integris Baptist), Series B	A	2.810	2,000,000
Oregon—0.20%
6,700	Portland Multi-Family Revenue (South Park Block Project), Series A	A	2.770	6,700,000
Pennsylvania—5.27%
10,160	Butler County General Authority Revenue (Conneaut School District Project), Series A	A	2.780	10,160,000
10,560	Cumberland County Municipal Authority Revenue (Lutheran Services Northeast/Tressler Lutheran Services Obligation Group), Series C	A	2.780	10,560,000
14,380	Delaware County Authority Hospital Revenue (Crozer-Chester Medical Center)	A	2.750	14,380,000
45,450	Delaware Valley Regional Finance Authority (Local Government Revenue)	A	2.750	45,450,000
25,790	Lancaster County Hospital Authority Revenue (Health Center, Masonic Homes Project)	A	2.750	25,790,000
9,000	Philadelphia Authority for Industrial Development Revenue (Regional Performing Arts Center Project)	A	2.750	9,000,000
11,300	Philadelphia Hospital & Higher Education Facilities Authority Revenue (Children’s Hospital Project), Series A	A	2.810	11,300,000
10,520	Philadelphia Hospital & Higher Education Facilities Authority Revenue (Children’s Hospital Project), Series B	A	2.810	10,520,000
14,200	University of Pittsburgh of the Commonwealth Systems of Higher Education (University Capital Project), Series A	A	2.790	14,200,000
14,700	University of Pittsburgh of the Commonwealth Systems of Higher Education (University Capital Project), Series B	A	2.740	14,700,000
14,220	York General Authority Revenue (Pooled Financing Subordinated), Series B	A	2.750	14,220,000
				180,280,000
South Carolina—2.62%
27,800	Piedmont Municipal Power Agency, South Carolina Electric Revenue Refunding, Series A	A	2.740	27,800,000
10,000	Piedmont Municipal Power Agency, South Carolina Electric Revenue Refunding, Series B	A	2.740	10,000,000
10,300	Piedmont Municipal Power Agency, South Carolina Electric Revenue Refunding, Subseries B-2	A	2.740	10,300,000
10,000	South Carolina Educational Facilities Authority for Private Nonprofit Institutions Refunding & Improvement (Anderson)	A	2.750	10,000,000
19,380	South Carolina Jobs-Economic Development Authority (Coastal Carolina University Project), Series A	A	2.750	19,380,000
12,015	South Carolina Jobs-Economic Development Authority, Hospital Facilities Revenue (Orangeburg Medical Center)	A	2.730	12,015,000
				89,495,000
Tennessee—3.35%
7,305	Clarksville Public Building Authority Revenue, Tennessee Municipal Bond Fund	A	2.820	7,305,000
10,000	Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board Revenue (Vanderbilt University)	A	2.730	10,000,000
13,965	Metropolitan Government Nashville & Davidson County, Industrial Development Refunding (David Lipscomb University Project)	A	2.750	13,965,000
26,360	Montgomery County Public Building Authority Revenue, Financing Government Obligation (Pooled Loan)	A	2.750 to 2.820	26,360,000
44,000	Shelby County (Public Improvement-School), Series B	A	2.730	44,000,000
5,120	Shelby County, Series A	A	2.780	5,120,000
7,870	Tusculum Health Educational & Housing Board, Educational Facilities Revenue (Tusculum College Project)	A	2.750	7,870,000
				114,620,000

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

Texas—7.80%
32,090	Guadalupe-Blanco River Authority Pollution Control Revenue Refunding (Central Power & Light Co. Project)	A	2.820	32,090,000
27,900	Harris County Health Facilities Development Corp. Revenue (The Methodist Systems), Series B	A	2.810	27,900,000
21,000	Harris County Health Facilities Development Corp. Revenue (YMCA Greater Houston Area)	A	2.810	21,000,000
7,050	Tarrant County Housing Finance Corp. Revenue Refunding (Multi-Family Housing Apartments Project)	A	2.800	7,050,000
133,500	Texas Tax and Revenue Anticipation Notes	08/31/06	4.500	135,282,571
24,165	Texas Turnpike Authority Central Texas Turnpike System Revenue, First Tier, Series B	A	2.730	24,165,000
19,230	Texas Water Development Board Revenue Refunding (State Revolving Fund)	A	2.820	19,230,000
				266,717,571
Virginia—0.54%
11,545	Fairfax County Economic Development Authority Revenue (Smithsonian Institution), Series A	A	2.740	11,545,000
7,000	Norfolk Industrial Development Authority Revenue (Hospital Facilities Children’s Project)	A	2.750	7,000,000
				18,545,000
Washington—4.09%
23,000	Energy Northwest Washington Electric Revenue Refunding (Project No. 3), Series D-3-1	A	2.740	23,000,000
22,200	King County Sewer Revenue (Junior Lien), Series B	A	2.790	22,200,000
5,100	Port of Vancouver	A	2.740	5,100,000
8,600	Seattle Municipal Light & Power Revenue	A	2.680	8,600,000
35,370	Snohomish County Public Utility District No. 001 Electric Revenue Refunding (Generation Systems), Series A	A	2.740	35,370,000
10,000	Tulalip Tribes of The Tulalip Reservation Special Revenue Refunding	A	2.770	10,000,000
22,745	Washington Public Power Supply Systems Nuclear Project No. 1 Revenue Refunding, Series 1A-2	A	2.740	22,745,000
12,830	Washington Public Power Supply Systems Nuclear Project No. 3 Electric Revenue Refunding, Series 3A	A	2.760	12,830,000
				139,845,000
Wisconsin—0.29%
10,000	Wisconsin Center District Tax Revenue, Series A	A	2.770	10,000,000
Total Municipal Bonds and Notes (cost—$3,168,923,048)				3,168,923,048
Tax-Exempt Commercial Paper—8.70%
Arizona—0.67%
22,825	Salt River Agricultural Improvement & Power	11/14/05 to 11/15/05	2.670	22,825,000
District of Columbia—0.45%
15,300	District of Columbia (American National Red Cross)	10/13/05 to 10/17/05	2.700 to 2.750	15,300,000
Florida—1.72%
5,000	Florida Local Government Finance Commission	12/14/05	2.820	5,000,000
15,000	Jacksonville Electric Authority	12/09/05	2.800	15,000,000
24,000	Jacksonville Electric Authority, Series 200-F	12/07/05 to 12/08/05	2.750	24,000,000
15,000	Sunshine State Government Finance Commission	11/10/05	2.680	15,000,000
				59,000,000
Illinois—0.47%
16,000	Illinois Educational Facilities Authority Revenue	10/20/05	2.570	16,000,000
Louisiana—0.41%
13,970	Louisiana Offshore Terminal Authority Deepwater Port Revenue Refunding (Loop, Inc. First Stage), Series A	10/18/05	2.700	13,970,000
Massachusetts—0.92%
31,500	Commonwealth of Massachusetts	10/06/05 to 10/12/05	2.650 to 2.680	31,500,000
Michigan—0.37%
12,775	Michigan State Building Authority	10/13/05	2.680	12,775,000
Minnesota—1.38%
47,100	City of Rochester (Mayo Clinic)	11/07/05 to 12/14/05	2.700 to 2.820	47,100,000
Tennessee—0.47%
16,250	Tennessee State, Series A	12/12/05	2.750	16,250,000
Texas—1.34%
20,900	City of Houston	10/14/05 to 10/21/05	2.500	20,900,000
10,000	North Central Texas Health Facilities Development (Methodist Hospital)	10/07/05	2.520	10,000,000
15,000	San Antonio Water & Sewer Systems	10/11/05	2.520	15,000,000
				45,900,000

Principal Amount (000) ($)		Maturity Dates	Interest Rate (%)	Value ($)

Washington—0.50%
17,000	Port of Tacoma	10/28/05 to 11/07/05	2.680	17,000,000
Total Tax-Exempt Commercial Paper (cost—$297,620,000)				297,620,000
Total Investments (cost—$3,466,543,048 which approximates cost for federal income tax purposes) (1)—101.39%				3,466,543,048
Liabilities in excess of other assets—(1.39)%				(47,600,583)
Net Assets (applicable to 3,419,677,879 shares of common stock outstanding equivalent to $1.00 per share)—100.00%				3,418,942,465

A              Variable rate demand notes are payable on demand.  The interest rates shown are the current rates as of September 30, 2005, and reset periodically.

(1)          Investments are valued at amortized cost, unless the Fund’s Board of Directors determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

Weighted average maturity – 22 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated June 30, 2005.

Item 2.  Controls and Procedures.

(a)    The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)    The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)     Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Tax-Free Fund Inc.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	November 29, 2005

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	November 29, 2005